Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 27, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 12, 2017
Debt
Long-term debt, less current portion	$ 7,977,267			$ 7,777,445
Current portion of long-term debt	0			599,114
Short-term borrowings	34,822			0
Total	8,012,089			8,376,559
Senior Notes
Debt
Long-term debt, less current portion	5,858,491			5,915,204
Total	5,858,491			5,915,204
Senior Notes | 7.500% Senior Secured Notes due July 2019
Debt
Long-term debt, less current portion	$ 0			148,231
Total				$ 148,231
Stated interest rate (as a percent)	7.50%			7.50%	7.50%
Senior Notes | 4.125% Senior Secured Notes due February 2020
Debt
Long-term debt, less current portion	$ 499,167			$ 833,655
Total	$ 499,167			$ 833,655
Stated interest rate (as a percent)	4.125%			4.125%
Senior Notes | 5.625% Senior Secured Notes due February 2020
Debt
Long-term debt, less current portion	$ 0			$ 595,767
Total				$ 595,767
Stated interest rate (as a percent)	5.625%			5.625%
Senior Notes | 4.750% Senior Secured Notes due March 2020
Debt
Long-term debt, less current portion	$ 438,252			$ 585,171
Total	$ 438,252			$ 585,171
Stated interest rate (as a percent)	4.75%			4.75%
Senior Notes | 5.500% Senior Secured Notes due June 2020
Debt
Long-term debt, less current portion	$ 27,519			$ 125,709
Total	$ 27,519			$ 125,709
Stated interest rate (as a percent)	5.50%			5.50%
Senior Notes | 6.250% Senior Secured Notes due February 2022
Debt
Long-term debt, less current portion	$ 1,469,609			$ 1,470,075
Total	$ 1,469,609			$ 1,470,075
Stated interest rate (as a percent)	6.25%			6.25%
Senior Notes | 4.750% Senior Secured Notes due February 2023
Debt
Long-term debt, less current portion	$ 964,730			$ 1,008,601
Total	$ 964,730			$ 1,008,601
Stated interest rate (as a percent)	4.75%			4.75%
Senior Notes | 5.350% Senior Secured Notes due October 2023
Debt
Long-term debt, less current portion	$ 60,983			$ 61,082
Total	$ 60,983			$ 61,082
Stated interest rate (as a percent)	5.35%			5.35%
Senior Notes | 3.500% Senior Secured Notes due July 2024
Debt
Long-term debt, less current portion	$ 567,179			$ 0
Total	$ 567,179
Stated interest rate (as a percent)	3.50%	3.50%		3.50%
Senior Notes | 6.500% Senior Secured Notes due February 2025
Debt
Long-term debt, less current portion	$ 1,088,385			$ 1,086,913
Total	$ 1,088,385			$ 1,086,913
Stated interest rate (as a percent)	6.50%			6.50%
Senior Notes | 6.250% Senior Secured Notes due January 2027
Debt
Long-term debt, less current portion	$ 742,667			$ 0
Total	$ 742,667
Stated interest rate (as a percent)	6.25%		6.25%	6.25%
Senior Notes | 6.625% Senior Secured Notes due February 2018
Debt
Current portion of long-term debt	$ 0			$ 599,114
Total				$ 599,114
Stated interest rate (as a percent)	6.625%			6.625%
Revolving Credit Facility | Revolving Credit Facilities due July 2021
Debt
Long-term debt, less current portion	$ 413,381			$ 76,880
Total				76,880
Term loan | Term Loan Facility due 2023
Debt
Long-term debt, less current portion	$ 1,705,395			1,785,361
Total				$ 1,785,361